Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000005028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Shares
Account Value	$ 33,371	$ 33,371	$ 33,371	$ 26,767	$ 21,256	$ 26,023	$ 20,265	$ 17,173	$ 13,091	$ 13,727	$ 11,294	$ 10,111	$ 10,000
Average Annual Return, Percent	24.67%	14.21%	12.81%
C000005029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 32,548	$ 32,548	$ 32,548	26,178	20,842	25,580	19,967	16,962	12,964	13,625	11,241	10,087	10,000
Average Annual Return, Percent	24.34%	13.92%	12.53%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,237	$ 34,237	$ 34,237	$ 27,388	$ 21,690	$ 26,483	$ 20,578	$ 17,380	$ 13,221	$ 13,826	$ 11,350	$ 10,139	$ 10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%